Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2024020122	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-File updated. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-The discrepancy in the monthly Tax value on 1008 page 953 XXX  and Monthly value of Tax record sheet on page 76 XXX  results in difference in DTI.

Total Monthly Expense on 1008 = XXX
Other Monthly Payment = XXX
Income = XXX
Final DTI = XXX

Total Monthly Expense on 1008 = XXX
Other Monthly Payment per Credit report = XXX
Income = XXX
Final DTI per Input = XXX

														Please provide updated Tax Record Sheet or 1008 - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated. - Due Diligence Vendor-XXX	XXX XXX Updated 1008.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020181	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-File updated. finding resolved - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-lender is excluding the payment on the XXX lease from the DTI but we don't have documentation that it has been paid and closed. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated. finding resolved - Due Diligence Vendor-XXX	XXX LOX and Bank Statement to show Daughter is paying SE XXX of XXX monthly.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020181	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-File updated. finding resolved - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-Audited DTI of XXX exceeds Guideline DTI of 50% DTI exceeding due to liability on CR page that is excluded on the 1008 but no doc provided for exclusion. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated. finding resolved - Due Diligence Vendor-XXX	XXX XXX LOX and Bank Statement to show Daughter is paying SE XXX of XXX monthly.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020928	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-originator Comp Factor - Due Diligence Vendor-XXX

Resolved-Updated 1008 and 1003 are now in file with correct HOA value. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. 1003 and 1008 with updated HOA fee and correct gift amount - Seller-XXX

Open- Due to HOA fee increase in appraisal we can see the difference in DTI (1008 shows-XXX however appraisal shows XXX since we could see some cents difference in the DTIS) - Due Diligence Vendor-XXX

														Open-Due to HOA fee increase in appraisal we can see the difference in DTI (1008 shows XXX howevre appraisal shows XXX since we could see some cents difference in the DTIS) - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1003 and 1008 with updated HOA fee and correct gift amount - Seller-XXX	Resolved-originator Comp Factor - Due Diligence Vendor-XXX Resolved-Updated 1008 and 1003 are now in file with correct HOA value. - Due Diligence Vendor-XXX	XXX updated 1003 and 1008.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020928	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved- - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-TRID: Missing Closing Disclosure Intial closing disclosure missing in the document. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX		XXX initial CD.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020928	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-Gift Documentation is now uploaded - Due Diligence VendorXXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-There is a XXX gift amount available in 1003 however not verified in package - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Gift Documentation is now uploaded - Due Diligence Vendor-XXX	XXX gift documentation.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020937	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Received updated report. Compliance is run and finding has been resolved. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-Please provide the Initial Closing Disclosure with updated delivery date. - Due Diligence Vendor-XXX

														Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX ) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX ) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received updated report. Compliance is run and finding has been resolved. - Due Diligence Vendor-XXX	XXX Initial CD dated XXX .pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020937	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-TRID: Missing Final Closing Disclosure in file
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-XXX	XXX Attestation Letter.pdf XXX Signed Closing Disclosure.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020929	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Client Response: The ratios are so low on this loan, if anything increased its not over the max DTI of XXX. If there is a slight change there nothing to do. - Due Diligence Vendor-XXX

Ready for Review-The ratios are so low on this loan, if anything increased its not over the max DTI of XXX.  If there is a slight change there nothing to do.  - Seller-XXX

Open-In 1008 housing payments not included HOA Amt

Slight change is because difference in liabilities from 1008 to credit report
														- Due Diligence Vendor-XXX	Ready for Review-The ratios are so low on this loan, if anything increased its not over the max DTI of XXX. If there is a slight change there nothing to do. - Seller-XXX	Resolved-Client Response: The ratios are so low on this loan, if anything increased its not over the max DTI of XXX If there is a slight change there nothing to do. - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020930	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-originator Comp Factor - Due Diligence Vendor-XXX

Resolved-Broker's Credit Report on XXX  dated XXX  reflects a middle score XXX  which matches the FICO score on 1008 screen. Finding is resolved. - Due Diligence Vendor-XXX

Ready for Review-The Credit Score of XXX  that is on the 1008 is accurate. The loan was underwritten using the Brokers Credit Report on page XXX  in your file. - Seller-XXX

Open-As Fico is not Matching With 1008 Document, Updated as per Credit Report and took guidelines accordingly - Due Diligence Vendor-XXX	Ready for Review-The Credit Score of XXX that is on the 1008 is accurate. The loan was underwritten using the Brokers Credit Report on page 301 in your file. - Seller-XXX	Resolved-originator Comp Factor - Due Diligence Vendor-XXX

 Resolved-Broker's Credit Report on XXX dated XXX reflects a middle score XXX which matches the FICO score on 1008 screen. Finding is resolved. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024020180	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-HO-XXX Effective Date ofXXX is prior to or equal to the Note Date of XXX Or HO-XXX Effective Date Is Not Provided - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX

Resolved-Updated HO-XXX is now in file with Effective Date ofXXX - Due Diligence VendorXXX
Resolved- - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-HO-XXX Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-HO-6 Insurance Policy Effective Date of XXX is prior to or equal to the Note Date ofXXX Or HO-6 Insurance Policy Effective Date Is Not Provided - Due Diligence Vendor-XXX

 Resolved-Updated HO-6 Insurance policy is now in file with Effective Date of XXX - Due Diligence Vendor-XXX

 Resolved- - Due Diligence Vendor-XXX
																	XXX Updated HOI Policy.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020180	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of XXX is equal to or greater than Required Coverage Amount of $ or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-XXX

Counter-Please provide policy to cover additional coverage to the loan amount of XXX  - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-Please provide the Master Insurance Policy for all units in which will represent enough coverage. The HO6 individual policy was provided to cover the unit.  - Due Diligence Vendor-XXX

Open-Hazard Insurance Coverage Amount of XXX is less than Required Coverage Amount of XXX and Guaranteed Replacement Coverage indicator is 'N/A' - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Hazard Insurance Coverage Amount of XXX is equal to or greater than Required Coverage Amount of XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-XXX
																	XXX master Policy.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020933	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Original Credit Report page XXX is where the median credit score of XXX was taken from. - Due Diligence Vendor-XXX

Resolved-Page 199 Credit Report median FICO is XXX  - Due Diligence Vendor-XXX

Resolved-Broker Credit report in file. - Due Diligence Vendor-XXX

Ready for Review-The Broker Credit Report was used w/ score of XXX.  You have a copy in your file - Seller-XXX

Open-As Fico is not Matching With 1008 Document, Updated as per Credit Report and took guidelines accordingly. - Due Diligence Vendor-XXX	Ready for Review-The Broker Credit Report was used w/ score of XXX. You have a copy in your file - Seller-XXX	Resolved-Original Credit Report page 167 is where the median credit score of XXX was taken from. - Due Diligence Vendor-XXX

 Resolved-Page 199 Credit Report median FICO is XXX - Due Diligence Vendor-XXX

 Resolved-Broker Credit report in file. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020933	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Missing purchase contract and/or addendums.	Resolved-Provided contract, acceptable. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-Purchase Contract Addendum is not available in file , as there is a difference in Emd Value from Cd and EMD document. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Provided contract, acceptable. - Due Diligence Vendor-XXX	XXX Updated Sales Contract.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020933	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Attached policy provided is not after the Note date, Acceptable. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Attached policy provided is not after the Note date, Acceptable. - Due Diligence Vendor-XXX	XXX Updated HOI Policy.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020933	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Cert provided. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-Missing Flood Certificate Flood Certificate is available in File pg 307 , But with wrong Property Address. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Flood Cert provided. - Due Diligence Vendor-XXX	XXX Flood Cert.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020934	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD has been entered into TRID Sequence. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-TRID: Missing Closing Disclosure Initial closing disclosure is missing in file - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Initial CD has been entered into TRID Sequence. - Due Diligence Vendor-XXX	XXX Initial CD.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020179	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. Title Supplement has correct Loan Amt. - Seller-XXX

														Open-Title Document is missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Title Supplement has correct Loan Amt. - Seller-XXX	Resolved-Title Document is fully Present - Due Diligence Vendor-XXX	XXX Title Policy Supplement.pdf XXX Title Policy.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020179	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-XXX

Rescinded-Title Document has been upload and system is now updated. See Supporting document uploaded by Lender. - Due Diligence Vendor-XXX
Ready for Review-See title policy uploaded for prev condition - Seller-XXX

Open-Missing Evidence of Property Tax The tax document in file refers to the title which is missing please provide. - Due Diligence Vendor-XXX	Ready for Review-See title policy uploaded for prev condition - Seller-XXX	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-XXX

 Rescinded-Title Document has been upload and system is now updated. See Supporting document uploaded by Lender. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020175	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of XXX is equal to or greater than Required Coverage Amount of XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. Note, this is XXX  and they don't provide RCE's; pls research this. The Agent stated that they will replace Property based on the RCE . That is all the information they will provide in the State of XXX.  We at Angel Oak accepts this information - Seller-XXX

Counter-Document Uploaded. Please provide any of the XXX  items stated in the email to satisfy this condition. An RCE or an updated HOI policy will suffice. - Due Diligence VendorXXX

Ready for Review-Document Uploaded. Per email from from Agent - Seller-XXX

Open-Hazard Insurance Coverage Amount of XXX is less than Required Coverage Amount of XXX  and Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-XXX

Open-Hazard Insurance Coverage Amount of XXX is less than Required Coverage Amount of XXX and Guaranteed Replacement Coverage indicator is 'No' Please provide sufficient coverage. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Note, this is XXX and they don't provide RCE's; pls research this. The Agent stated that they will replace Property based on the RCE . That is all the information they will provide in the State of XXX. We at Angel Oak accepts this information - Seller-XXX

 Ready for Review-Document Uploaded. Per email from from Agent - Seller-XXX
Resolved-Hazard Insurance Coverage Amount of XXX is equal to or greater than Required Coverage Amount of XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX
																	XXXi Email ie Replaement Cost Information from Agent.pdf XXX.png XXX Email to-from HOI Agent on Replacment Coverage.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024020175			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Credit	Cash out funds exceed guideline requirement.	Waived-Cash out exceeds guideline maximum of $1,000,000.00 - Due Diligence Vendor-XXX Waived-Exception document available in pg#752 - Due Diligence Vendor-XXX		Waived-Cash out exceeds guideline maximum of $1,000,000.00 - Due Diligence Vendor-XXX Waived-Exception document available in pg#752 - Due Diligence Vendor-XXX			Credit score XXX Verified reserves are XXX months Residual Income XXX	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2024020935	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-File updated - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-The Insurance is now corrected per uploaded documentation but the Tax value obtained from the Title document on page 688 still reflects a monthly payment of $505.31 which is not matching XXX  in the recently uploaded document. Please upload updated tax document. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open- HTI & DTI is Matching with 1008 doc on page#-745 where my insurance amount is matching with FPL Document. Due Diligence Vendor-XXX

														Open-HTI & DTI is Matching with 1008 doc on page#-745 where my insurance amount is matching with FPL Document. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated - Due Diligence Vendor-XXX	XXX Updated 1008.pdf XXX Tax Cert--XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024020178			Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Audited DTI of XXX exceeds Guideline DTI of 50% - Due Diligence Vendor-XXX Waived-Audited DTI of XXX exceeds Guideline DTI of 50% - Due Diligence Vendor-XXX		Waived-Audited DTI of XXX exceeds Guideline DTI of 50% - Due Diligence Vendor-XXX Waived-Audited DTI of XXX exceeds Guideline DTI of 50% - Due Diligence Vendor-XXX			Qualifying credit is XXX Verified reserves are XXX months Residual income of XXX	XXX	XXX	XXX	NA	XXX	Originator Pre-Close	Yes
XXX	2024020178	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Deficient Income Documentation	Resolved-Updated 1008 and 1003 provided with matching income - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

														Open-The Approval on page 778 indicates this is a XXX Month Business Bank statement loan however the income used to qualify is from a XXX month period. Please provide justification as to how you used the XXX months vs the XXX month. The XXX month calculation is XXX which is way lower than the qualifying income of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Updated 1008 and 1003 provided with matching income - Due Diligence Vendor-XXX	XXX Exception.pdf XXX Updated 1008 and 1003.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A